REGULATORY MATTERS - REGULATORY ACCOUNTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Current regulatory assets	$ 89	$ 115
Noncurrent regulatory assets	3,329	3,058
Current regulatory liabilities	0	(2)
Noncurrent regulatory liabilities	(2,876)	(2,865)
Total net regulatory assets and (liabilities)	542	306
Long-term undercollected balancing accounts excluded	85	215
Regulatory liabilities in deferred credits and other	179	72
Amortization expense on regulatory assets	65	62	$ 20
Net Regulatory Assets (Liabilities) Other [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net regulatory assets (liabilities)	71	26
Net Regulatory Assets (Liabilities) Sempra Energy Consolidated [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net regulatory assets (liabilities)	542	306
Sempra LNG and Midstream [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net regulatory assets (liabilities)	0	(7)
Sempra Mexico [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net regulatory assets (liabilities)	71	33
Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Current regulatory assets	8	7
Noncurrent regulatory assets	1,246	1,120
Current regulatory liabilities	0	0
Noncurrent regulatory liabilities	(1,151)	(1,216)
Total net regulatory assets and (liabilities)	103	(89)
Regulatory liabilities in deferred credits and other	179	71
Amortization expense on regulatory assets	2	2	2
Southern California Gas Company [Member] | Deferred Income Tax Charge [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net regulatory assets (liabilities)	417	330
Southern California Gas Company [Member] | Pension And Other Postretirement Benefit Obligations [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net regulatory assets (liabilities)	563	629
Southern California Gas Company [Member] | Employee Benefit Costs [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net regulatory assets (liabilities)	45	51
Southern California Gas Company [Member] | Asset Retirement Obligation Costs [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net regulatory assets (liabilities)	(972)	(1,145)
Southern California Gas Company [Member] | Loss on Reacquired Debt [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net regulatory assets (liabilities)	$ 10	11
Southern California Gas Company [Member] | Loss on Reacquired Debt [Member] | Maximum [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Remaining amortization period	9 years
Southern California Gas Company [Member] | Loss on Reacquired Debt [Member] | Minimum [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Remaining amortization period	5 years
Southern California Gas Company [Member] | Environmental Restoration Costs [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net regulatory assets (liabilities)	$ 22	22
Southern California Gas Company [Member] | Workers Compensation Costs [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net regulatory assets (liabilities)	10	13
Southern California Gas Company [Member] | Other [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net regulatory assets (liabilities)	8	0
Southern California Gas Company [Member] | Net Regulatory Assets (Liabilities) So Cal Gas [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net regulatory assets (liabilities)	103	(89)
San Diego Gas and Electric Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Current regulatory assets	81	107
Noncurrent regulatory assets	2,012	1,891
Current regulatory liabilities	0	0
Noncurrent regulatory liabilities	(1,725)	(1,629)
Total net regulatory assets and (liabilities)	368	369
Amortization expense on regulatory assets	63	60	$ 18
San Diego Gas and Electric Company [Member] | Fixed Price Contracts And Other Derivatives [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net regulatory assets (liabilities)	141	99
San Diego Gas and Electric Company [Member] | Costs related to SONGS plant closure [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net regulatory assets (liabilities)	183	257
San Diego Gas and Electric Company [Member] | Wildfire Litigation Costs [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net regulatory assets (liabilities)	353	362
San Diego Gas and Electric Company [Member] | Deferred Income Tax Charge [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net regulatory assets (liabilities)	1,014	914
San Diego Gas and Electric Company [Member] | Pension And Other Postretirement Benefit Obligations [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net regulatory assets (liabilities)	210	180
San Diego Gas and Electric Company [Member] | Asset Retirement Obligation Costs [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net regulatory assets (liabilities)	(1,725)	(1,629)
San Diego Gas and Electric Company [Member] | Loss on Reacquired Debt [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net regulatory assets (liabilities)	$ 12	12
San Diego Gas and Electric Company [Member] | Loss on Reacquired Debt [Member] | Maximum [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Remaining amortization period	11 years
San Diego Gas and Electric Company [Member] | Loss on Reacquired Debt [Member] | Minimum [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Remaining amortization period	1 year
San Diego Gas and Electric Company [Member] | Environmental Restoration Costs [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net regulatory assets (liabilities)	$ 48	16
San Diego Gas and Electric Company [Member] | Legacy Meters [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net regulatory assets (liabilities)	$ 16	32
Remaining amortization period	1-year
San Diego Gas and Electric Company [Member] | Sunrise Powerlink Fire Mitigation [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net regulatory assets (liabilities)	$ 118	117
Remaining amortization period	53-year
San Diego Gas and Electric Company [Member] | Other Utility Costs [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net regulatory assets (liabilities)	$ (2)	9
San Diego Gas and Electric Company [Member] | Net Regulatory Assets (Liabilities) S D G E [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net regulatory assets (liabilities)	$ 368	$ 369